Summary of Significant Accounting Policies Basis of Presentation - Additional Information (Detail) - USD ($)			3 Months Ended		5 Months Ended	9 Months Ended		12 Months Ended
	Sep. 16, 2022	Oct. 05, 2020	Sep. 25, 2022	Sep. 26, 2021	Dec. 31, 2020	Sep. 25, 2022	Sep. 26, 2021	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Jan. 01, 2019
Accounting Policies [Line Items]
Income Tax Expense (Benefit)			$ (4,000)	$ 8,000		$ 159,000	$ 55,000	$ 138,000	$ 357,000	$ (1,475,000)
Allowance for doubtful accounts					$ 11,000			66,000	11,000
Goodwill, Impairment Loss								0	0
Research and Development Expense								35,308,000	23,036,000	22,085,000
Advertising expense								5,344,000	2,602,000	$ 7,282,000
Lease assets			2,495,000		512,000	2,495,000		3,471,000	512,000		$ 1,784,000
Current portion of lease liabilities			1,093,000		526,000	1,093,000		$ 1,146,000	526,000		$ 1,784,000
Building and Leasehold Improvements [Member]
Accounting Policies [Line Items]
Property, Plant and Equipment, Useful Life								7 years
Tooling and Software [Member]
Accounting Policies [Line Items]
Property, Plant and Equipment, Useful Life								3 years
AEA-Bridges Impact Corp
Accounting Policies [Line Items]
Unrecognized tax benefits			0		0	0		$ 0	0
Accrued interest and penalties on unrecognized tax benefits					0			0	0
Income Tax Expense (Benefit)								0
Cash insured with federal deposit insurance corporation			$ 250,000			$ 250,000		250,000
Change in Redemption Value of Shares Subject to Redemption value					$ 0			$ 0
Term Of Restricted Investments						185 days		185 days
Maximum [Member] | Machinery and Equipment [Member]
Accounting Policies [Line Items]
Property, Plant and Equipment, Useful Life								10 years
Minimum [Member] | Machinery and Equipment [Member]
Accounting Policies [Line Items]
Property, Plant and Equipment, Useful Life								3 years
US Treasury Securities [Member] | AEA-Bridges Impact Corp
Accounting Policies [Line Items]
Term Of Restricted Investments						185 days		185 days
US Treasury Securities [Member] | Maximum [Member] | AEA-Bridges Impact Corp
Accounting Policies [Line Items]
Held to maturity securities, maturity period						185 days		185 days
Common Class A [Member] | AEA-Bridges Impact Corp
Accounting Policies [Line Items]
Adjustment to additional paid in capital stock issuance costs								$ 20,292,642	$ 20,292,642
Temporary equity shares outstanding			0		40,000,000	0		40,000,000	40,000,000
Weighted Average Number Diluted Shares Outstanding Adjustment					0	0	0	0
Stock redeemed or called during period, shares	36,597,112					36,597,112
Common Class A [Member] | Warrant [Member] | AEA-Bridges Impact Corp
Accounting Policies [Line Items]
Exercisable to purchase aggregate shares								30,500,000
Common Class A [Member] | Warrant [Member] | Common Stock [Member] | AEA-Bridges Impact Corp
Accounting Policies [Line Items]
Exercisable to purchase aggregate shares						30,500,000
Class A Ordinary Shares Subject To Possible Redemption [Member] | AEA-Bridges Impact Corp
Accounting Policies [Line Items]
Temporary equity shares outstanding					40,000,000			40,000,000	40,000,000
IPO [Member] | Common Class A [Member] | AEA-Bridges Impact Corp
Accounting Policies [Line Items]
Adjustment to additional paid in capital stock issuance costs		$ 21,292,016			$ 20,292,642	$ 21,292,016		$ 20,292,642
Offering costs						20,292,642		$ 21,292,016
Offering costs expensed		$ 999,374				$ 999,374